Contingent liability	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Contingent liability

18 Contingent liability

(i)	Performance guarantee

The Company has issued performance guarantees to certain customers in connection with contracts for the provision of goods and services. These guarantees provide assurance to the customers that the Company will fulfil its contractual obligations in accordance with the terms of the contracts.

As at the reporting date, the aggregate amount of performance guarantees issued by the Company amounted to S$37,796 (US$29,393).

(ii)	Rental deposit

The Company has provided a guarantee to the landlord in respect of the lease of its office premises. Under the terms of the lease agreement, the Company may be required to compensate the landlord for any outstanding rental payments or damages arising from non-performance of the lease obligations.

As at the reporting date, the aggregate amount of performance guarantees issued by the Company amounted to S$72,000 (US$55,992).